Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.001	$ 0.001	$ .001
Common stock, shares authorized	75,000,000	75,000,000	75,000,000
Common stock, issued	40,959,741	40,907,010	34,574,706
Common stock, outstanding	40,959,741	40,907,010	34,574,706